UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
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Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     TCG Holdings, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28-  12410
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello           Washington, DC           February 11, 2011
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         Signature                 City, State                  Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number     Name
28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1
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Form 13F Information Table Entry Total:    9
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Form 13F Information Table Value Total:    $225,436
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                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number       Name

     1     28- 12429                    Carlyle Investment Management L.L.C.
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                         FORM 13-F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
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                      TITLE OF                    VALUE    SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER      CLASS         CUSIP       (x$1000)  PRN AMT      PRN   CALL   DISCRETION    MANAGERS  SOLE    SHARED    NONE
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Charter                Cl A         16117M305    $197       5,060       SH     --   Shared-Defined    1              5,060
Communications
Inc D

General Mtrs Co        Com          37045V100    $2,212     60,000      SH     --   Shared-Defined    1              60,000

Lear Corp              Com          521865204    $10,528    106,653     SH     --   Shared-Defined    1             106,653

Lyondellbasell         SHS - A -    N53745100    $2,919     84,848      SH     --   Shared-Defined    1              84,848
Industries N

Smurfit-Stone          Com          83272A104    $3,461     135,214     SH     --   Shared-Defined    1             135,214
Container Corp

SPDR Series Trust      S&P
                       Homebuild    78464A888    $261       15,000      SH     --   Shared-Defined    1              15,000

Supermedia Inc         Com          868447103    $219       25,138      SH     --   Shared-Defined    1              25,138

Time Warner Cable Inc  Com          88732J207    $1,222     18,500      SH     --   Shared-Defined    1              18,500

Triumph Group Inc      Com          896818101    $204,417   2,286,291   SH     --   Shared-Defined    1           2,286,291
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